EQUITY - Schedule of Issued Capital (Details) - BRL (R$)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Value
Issued capital beginning balance	R$ 7,131,859,000
Capital increase	(533,734,000)	R$ (43,048,000)
Issued capital ending balance	21,756,852,000
Quantity
Increase (decrease) capital amount	R$ 0.7
Common shares
Quantity
Shares issued beginning balance (in shares)	6,163,000
Share-based payment (in shares)	0
Shares issued ending balance (in shares)	368,557,924,000
Common shares | Conversion into shares – Senior notes
Quantity
Share-based payment (in shares)	121,518,000
Common shares | Issuance of shares – Senior notes – Cash
Quantity
Share-based payment (in shares)	1,274,000
Common shares | Conversion into shares – Convertible debt instruments
Quantity
Share-based payment (in shares)	9,074,454,000
Common shares | Conversion into shares – Senior notes
Quantity
Share-based payment (in shares)	52,197,206,000
Common shares | Conversion into shares – DIP
Quantity
Share-based payment (in shares)	108,352,246,000
Common shares | Issuance of shares – Senior notes – cash
Quantity
Share-based payment (in shares)	287,013,000
Common shares | Issuance of shares – ERO – Cash
Quantity
Share-based payment (in shares)	162,384,407,000
Common shares | Issuance of shares – ERO – Capital reserve
Quantity
Share-based payment (in shares)	32,448,065,000
Common shares | Issuance of shares – MIP
Quantity
Share-based payment (in shares)	3,685,579,000
Issued capital
Value
Issued capital beginning balance	R$ 7,131,859,000
Capital increase	0
Issued capital ending balance	21,756,852,000
Issued capital | Conversion into shares – Senior notes
Value
Capital increase	7,364,320,000
Issued capital | Issuance of shares – Senior notes – Cash
Value
Capital increase	77,231,000
Issued capital | Conversion into shares – Convertible debt instruments
Value
Capital increase	1,037,771,000
Issued capital | Conversion into shares – Senior notes
Value
Capital increase	1,152,289,000
Issued capital | Conversion into shares – DIP
Value
Capital increase	1,782,272,000
Issued capital | Issuance of shares – Senior notes – cash
Value
Capital increase	6,336,000
Issued capital | Issuance of shares – ERO – Cash
Value
Capital increase	2,671,040,000
Issued capital | Issuance of shares – ERO – Capital reserve
Value
Capital increase	533,734,000
Issued capital | Issuance of shares – MIP
Value
Capital increase	0
AFAC
Value
Issued capital beginning balance	0
Capital increase	1,087,000
Issued capital ending balance	1,087,000
AFAC | Conversion into shares – Senior notes
Value
Capital increase	0
AFAC | Issuance of shares – Senior notes – Cash
Value
Capital increase	0
AFAC | Conversion into shares – Convertible debt instruments
Value
Capital increase	0
AFAC | Conversion into shares – Senior notes
Value
Capital increase	0
AFAC | Conversion into shares – DIP
Value
Capital increase	0
AFAC | Issuance of shares – Senior notes – cash
Value
Capital increase	0
AFAC | Issuance of shares – ERO – Cash
Value
Capital increase	0
AFAC | Issuance of shares – ERO – Capital reserve
Value
Capital increase	0
AFAC | Issuance of shares – MIP
Value
Capital increase	R$ 0